CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Share capital	Other reserves	AOCI	Deficit	Total
Balance beginning at Dec. 31, 2023	$ 16,568,175	$ 2,355,931	$ (574,949)	$ (7,020,522)	$ 11,328,635
Balance beginning (in shares) at Dec. 31, 2023	13,271,750
Value assigned to share options and warrants vested		646,933			646,933
Net loss for the period				(1,390,795)	(1,390,795)
Balance ending at Jun. 30, 2024	$ 16,568,175	3,002,864	(574,949)	(8,411,317)	10,584,773
Balance ending (in shares) at Jun. 30, 2024	13,271,750
Balance beginning at Dec. 31, 2023	$ 16,568,175	2,355,931	(574,949)	(7,020,522)	11,328,635
Balance beginning (in shares) at Dec. 31, 2023	13,271,750
Net loss for the period					(1,390,795)
Balance ending at Dec. 31, 2024	$ 16,568,175	3,390,199	(574,949)	(10,099,253)	9,284,172
Balance ending (in shares) at Dec. 31, 2024	13,271,750
Value assigned to share options and warrants vested		200,815			200,815
Net loss for the period				(795,010)	(795,010)
Balance ending at Jun. 30, 2025	$ 16,568,175	$ 3,591,014	$ (574,949)	$ (10,894,263)	$ 8,689,977
Balance ending (in shares) at Jun. 30, 2025	13,271,750